Earnings Per Share - Summary of Basic and Diluted Earnings Per Share (Detail) - CAD ($) $ / shares in Units, shares in Thousands, $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2023	Apr. 30, 2023	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2022
Basic Earnings Per Common Share
Net income attributable to bank shareholders	$ 1,452	$ 1,056	$ 1,365	$ 2,755	$ 9,054
Dividends on preferred shares and distributions on other equity instruments	(41)		(47)	(206)	(154)
Net income available to common shareholders	$ 1,411		$ 1,318	$ 2,549	$ 8,900
Weighted-average number of common shares outstanding	715,432		673,301	706,044	659,909
Basic earnings per common share	$ 1.97	$ 1.31	$ 1.96	$ 3.61	$ 13.49
Diluted Earnings Per Common Share
Net income available to common shareholders adjusted for impact of dilutive instruments	$ 1,411		$ 1,318	$ 2,549	$ 8,900
Weighted-average number of common shares outstanding	715,432		673,301	706,044	659,909
Effect of dilutive instruments
Stock options potentially exercisable	4,320		5,032	4,531	5,252
Common shares potentially repurchased	(3,375)		(3,529)	(3,299)	(3,420)
Weighted-average number of diluted common shares outstanding	716,377		674,804	707,276	661,741
Diluted earnings per common share	$ 1.97	$ 1.3	$ 1.95	$ 3.6	$ 13.45